ACQUISITION OF MARITIME RESOURCES CORP. (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 13, 2025 USD ($) item shares
ACQUISITION OF MARITIME RESOURCES CORP.
Transaction costs		$ 4,787,735
Maritime Resources Corp
ACQUISITION OF MARITIME RESOURCES CORP.
Exchange ratio				0.75
Number of shares issued | item				94,254,209
Number of shares held by acquiree prior to acquisition date | shares				102,923
Fair value of equity interest held by acquirer prior to acquisition date				$ 225,402
Number of replacement options issued | shares				2,475,960
Number of replacement warrants issued | shares				15,485,137
Fair value of replacement options issued				$ 4,072,396
Fair value of replacement warrants issued				$ 31,524,814
Proforma revenue since acquisition date	$ 5,806,973
Proforma income (loss) before income taxes since acquisition date	$ 64,475
Proforma revenue of combined entity			$ 13,594,649,000,000
Proforma income (loss) before income taxes of combined entity			(54,716,452,000,000)
Transaction costs			$ 4,787,735,000,000